Disposal of finance business	12 Months Ended
Dec. 31, 2018
Finance business [Member]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
9.	Disposal of finance business

In the second half of 2017, the Group entered into a series of definitive agreements relating to the disposal of the finance business and the related legal entities (the “Finance Business”) to a newly established investment holding entity majority-owned by Mr. Jinbo Yao (the “Acquirer Entity”), the chief executive officer and also a principal shareholder of the Company, who in return committed to provide RMB150 million as capital contributions to the Finance Business within nine months subsequent to the disposal, of which RMB70 million was contributed to the Finance Business in 2017 and remaining contributed in 2018. Pursuant to the definitive agreements, upon the completion of the disposal of the Finance Business, the Group holds neither legal ownership nor effective control over the Finance Business, and received a profit sharing right, with fair value of approximately RMB151 million based on discounted cash flow model, for a portion of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. In addition to the profit sharing right, as part of the disposal, (i) the Group’s original capital contribution for the Finance Business of approximately RMB286 million will be repaid to the Group from the Acquirer Entity in installments, plus interest rate to be determined based on the market interest rate, over 3 years subsequent to the disposal date; and (ii) repayments from borrowers for automobile financing receivables that were outstanding as of the disposal date, amounting to RMB132 million, will be repaid to the Group no later than 3 years after the disposal date. The transaction was completed in October 2017.

Upon the completion of the transaction in October 2017, the legal entities of the Finance Business were assessed as VIEs and Mr. Yao was considered as the primary beneficiary of the Finance Business because Mr. Yao held a majority equity stake in the Acquirer Entity, and hence obtained majority voting rights in the Finance Business through his equity stake, possessed the power to direct the activities of the Finance Business that would most significantly impact its economic performance, and also exposed to benefits and losses of the Finance Business. Accordingly, the Finance Business was deconsolidated from the Group. As a result of the disposal, the Group recognized a gain amounted to RMB87.8 million in the consolidated statements of changes in equity as the difference between the net carrying amount of the derecognized assets and liabilities of the Finance Business and the profit sharing right and the other receivables due from the Acquirer Entity. Although the disposal of the Finance Business is not considered as a common control transaction because Mr. Yao has a controlling interest in the Acquirer Entity but not in Group, given he is a principal shareholder of the Group, the Group recorded the gain in equity account as additional paid-in capital by Mr. Yao. The profit sharing right is treated as contingent consideration received upon the disposal of the business and is recorded as a long-term asset carried at amortized cost less impairment.

The Group has also entered into an arrangement to provide certain future services to the Finance Business in exchange for further profit sharing rights. The future services will be provided on an undiscounted basis. The Group will record revenue for these services upon meeting all of the revenue recognition criteria. There was no revenue recognized under this arrangement for the years ended December 31, 2017 and 2018.

The total profit sharing rights obtained by the Group, entitle the Group to a certain percentage of the future pre-tax profit of the Finance Business when the Finance Business has a positive pre-tax income on a cumulative basis. Moreover, the total profit sharing rights do not have an expiration date and the Group would be able to convert its profit sharing rights with respect to Finance Business into the same percentage of Finance Business’s equity interests, subject to applicable regulatory approvals.

In accordance with the agreed repayment schedule in the disposal of the Finance Business, the Acquirer Entity repaid RMB57.0 million consideration along with RMB3.2 million accrued interest to the Group in 2018. In addition, RMB57.0 million out of the remaining RMB510.9 million balance
of profit sharing right asset and other consideration receivables for disposal of Finance Business as of December 31, 2017 (See Note 16), which will be due in December 2019 was reclassified to “Prepayment and other current assets”
as of December 2018.